LINE OF CREDIT (Details Narrative) - USD ($)	24 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	May 05, 2018
Line Of Credit
Revolving line of credit				$ 400,000
Line of credit expiration date	May 05, 2022
Interest rate				3.75%
Line of credit	$ 398,470	$ 398,470	$ 398,470
Accrued interest	$ 32,102	$ 39,512	$ 17,037